Securitizations and Variable Interest Entities - Classification of consolidated VIEs' assets and liabilities (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Consolidated VIE assets
Cash and cash equivalents		¥ 4,239,359	¥ 3,820,685	¥ 3,316,238
Trading assets
Derivatives	[1]	1,524,000	1,420,000
Office buildings, land, equipment and facilities		448,785	464,316
Other		1,155,621	1,014,707
Total		55,147,203	47,771,802
Trading liabilities
Derivatives	[1],[2]	1,947,000	2,009,000
Borrowings
Short-term borrowings		1,054,717	1,008,541
Long-term borrowings		12,452,115	10,399,210
Total		51,698,690	44,547,660
Variable Interest Entity, primary beneficiary [Member]
Consolidated VIE assets
Cash and cash equivalents		73,000	23,000
Trading assets
Equities		539,000	491,000
Debt securities		613,000	491,000
CMBS and RMBS		94,000	27,000
Derivatives		1,000	0
Private equity and debt investments		49,000	35,000
Office buildings, land, equipment and facilities		15,000	49,000
Other		84,000	78,000
Total		1,468,000	1,194,000
Trading liabilities
Derivatives		0	0
Borrowings
Short-term borrowings		220,000	94,000
Long-term borrowings		886,000	793,000
Other		6,000	5,000
Total		¥ 1,112,000	¥ 892,000

[1]	Net derivative assets and net derivative liabilities are generally reported within Trading assets and private equity and debt investments—Trading assets and Trading liabilities, respectively in the consolidated balance sheet. Bifurcated embedded derivatives are reported within Short-term borrowings or Long-term borrowings depending on the maturity of the underlying host contract.
[2]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.